UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments

CMA Government Securities Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                                   Beneficial
                                                    Interest      Mutual Funds                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   $  468,397     Master Government Securities Trust                      $ 492,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total  Mutual Funds (Cost - $492,027) - 100.0%            492,203
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$492,027) - 100.0%                                                                                  492,203

Liabilities in Excess of Other Assets - (0.0%)                                                                                 (188)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 492,015
                                                                                                                          =========

Master Government Securities Trust
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                                                       Face           Interest      Maturity
Issue                                                                 Amount            Rate          Date                   Value
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Obligations* - 22.3%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                   $ 44,000             2.75 %   7/07/2005               $ 43,976
                                                                        12,115            3.105    11/03/2005                 11,984
                                                                         4,320            3.097    11/25/2005                  4,265
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                      2,200            1.625     9/30/2005                  2,192
                                                                        34,855             5.75    11/15/2005                 35,164
                                                                         8,900            1.875    11/30/2005                  8,871
                                                                        26,650            1.875     1/31/2006                 26,415
                                                                        22,000            1.625     2/28/2006                 21,740
                                                                        45,391             1.50     3/31/2006                 44,733
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $199,606)                                                                          199,340
------------------------------------------------------------------------------------------------------------------------------------

Face Amount            Issue
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 75.7%
------------------------------------------------------------------------------------------------------------------------------------
   $ 43,000            ABN AMRO Bank, NV New York Branch, purchased on 6/30/2005 to yield  2.97% to
                       7/07/2005, repurchase price $43,024, collateralized by U.S. Treasury Notes, 7.625% to
                       8.50% due 2/15/2020 to 11/15/2022                                                                      43,000
     43,500            Banc of America Securities LLC, purchased on 6/29/2005 to yield  3.24% to
                       7/06/2005, repurchase price $43,527, collateralized by GNMA, 4% to 7%
                       due 11/15/2019 to 5/15/2035                                                                            43,500
     43,000            Barclays Capital Inc., purchased on 6/30/2005 to yield  2.90% to 7/01/2005 repurchase price $43,003, collateralized by U.S. Treasury Inflation Index Bonds, 3% to 4.25%
                       due 1/15/2010 to 7/15/2012                                                                             43,000
     25,000            Bear Stearns & Co. Inc., purchased on 6/30/2005 to yield  2.70% to 7/01/2005
                       repurchase price $25,001,  collateralized by U.S. Treasury Bills 3.15%  due 11/03/2005                 25,000
     44,000            Citigroup Global Markets Inc., purchased on 6/28/2005 to yield  3% to 7/05/2005
                       repurchase price $44,025, collateralized by GNMA, 7% due 1/20/2031                                     44,000
     44,000            Countrywide Securities Corp., purchased on 6/28/2005 to yield  3.24% to 7/05/2005
                       repurchase by $44,027, collateralized by GNMA, 5% to 7% due 6/15/2020 to 6/15/2035                     44,000
     44,000            Credit Suisse LLC, purchased on 6/28/2005 to yield  3.22% to 7/05/2005
                       repurchase price $44,027, collateralized by U.S. Treasury  Notes, 4.375% due 8/18/5012                 44,000
     44,000            Deutsche Bank Securities Inc., purchased on 6/28/2005 to yield  3.15% to 7/05/2005 repurchase price $44,027, collateralized by GNMA, 3.375% to 5.60%
                       due 1/24/2024 to 6/15/2045                                                                             44,000
     43,000            Goldman Sachs & Company, purchased on 6/03/2005 to yield  3% to 7/01/2005
                       repurchase price $43,100, collateralized by U.S. Treasury Note 6.875% due 5/15/2006                    43,000
     43,500            Greenwich Capital Markets, Inc., purchased on 6/29/2005 to yield  3.24% to 7/06/2005 repurchase price $43,527, collateralized by GNMA, 4.50% to 8%
                       due 5/15/2020 to 10/15/2042                                                                            43,500
     42,805            HSBC Securities (USA) Inc., purchased on 6/30/2005 to yield  2.89% to 7/01/2005
                       repurchase $42,808 collateralized by U.S. Treasury STRIPS+, due 2/15/2019 to 8/15/2022                 42,805
     43,500            J.P. Morgan Securities Inc., purchased on 6/29/2005 to yield  3.24% to 7/06/2005 repurchase price $43,527, collateralized by GNMA, 5.50% to 6.50% due 9/15/2032
                       to 6/20/2033                                                                                           43,500
     43,000            Merrill Lynch Government Securities Inc., purchased on 6/30/2005 to yield  3.25% to
                       7/07/2005 repurchase price $43,027, collateralized by GNMA, 4.50% to 16% due
                       9/15/2005 to 6/15/2035 (a)                                                                             43,000
     43,000            Mizuho Securities USA, Inc., purchased on 6/30/2005 to yield  2.95% to 7/07/2005
                       repurchase price $43,024, collateralized by U.S. Treasury Bills, due 7/7/2005 to 12/22/2005            43,000

Master Government Securities Trust
Schedule of Investments as of June 30, 2005                       (in Thousands)

Face Amount            Issue                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
   $ 43,000            Morgan Stanley & Co., Inc., purchased on 6/30/2005 to yield  2.89% to 7/01/2005 repurchase
                       price $43,003, collateralized by U.S. Treasury STRIPS+, due 2/15/2025                                $ 43,000
     43,000            UBS Securities LLC, purchased on 6/30/2005 to yield  3.25% to 7/07/2005
                       repurchase price $43,027, collateralized by U.S. Treasury Notes, 8.75% due 8/15/2020                   43,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $675,305)                                                                                675,305
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $874,911**) - 98.0%                                                                                874,645

Other Assets Less Liabilities - 2.0%                                                                                          17,537
                                                                                                                            --------
Net Assets - 100.0%                                                                                                         $ 892,18
                                                                                                                            ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost .............................                    $ 874,911
                                                                      =========
      Gross unrealized appreciation ..............                    $       1
      Gross unrealized depreciation ..............                          (267
                                                                      ----------
      Net unrealized depreciation ................                    $    (266)
                                                                      =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.   $ (3,000)        $         325
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date:  August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: August 19, 2005